SUBSEQUENT EVENTS	6 Months Ended
Dec. 31, 2023
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 25. SUBSEQUENT EVENTS

These consolidated financial statements were approved by management and available for issuance on June 28, 2024, and the Company has evaluated subsequent events through this date.

On January 31, 2024, the Company entered into a securities purchase agreement (the “Securities Purchase Agreement”), pursuant to which the Company agreed to sell securities to various purchasers (the “Purchasers”) in a private placement transaction (the “Private Placement”). Pursuant to the Securities Purchase Agreement, the Company agreed to transfer, assign, set over and deliver to the Purchasers and the Purchasers agree, severally and not jointly, to acquire from the Company in the aggregate 100,000,000 (5,555,559 shares post 2024 Reverse Split) of the Company’s Class A Ordinary Shares at USD$0.11 ($1.98 post 2024 Reverse Split) per share for $11,000,000. On February 2, 2024, the Company closed the Private Placement.

On February 22, 2024, Guangxi Recon Renewable Resources Technology Co., Ltd. (“Guangxi Recon”), a fully owned subsidiary established by Recon-IN, with registered capital of $30.0 million., focusing on the Plastic chemical cycles business. The paid in capital was $1.0 million as of the report date.

On February 26, 2024, the Company granted 6,255,483 (347,527 shares post 2024 Reverse Split) restricted Class A Ordinary Shares and 12,900,000 restricted Class B Ordinary Shares to its management and staff. The fair value of the Class A restricted shares was $988,366 based on the fair value of share price $0.158 ($2.844 post 2024 Reverse Split) at February 26, 2024. The fair value of the Class B restricted shares was $2,130,000 based on the fair value of share price $0.17 at February 26, 2024.

On March 29, 2024, the Company’s shareholders approved the reverse shares split of the Company’s Class A Ordinary Shares at the ratio of one-for-eighteen with the market effective date of May 1, 2024 (the “2024 Reverse Split”). In connection with the reverse stock split, on March 29, 2024 the Company’s shareholder approved and authorized the Company’s registered office service agent to filed the Fourth Amended and Restated Memorandum and Articles of Association with local registry, and change its authorized share capital from: US$15,725,000 divided into 150,000,000 Class A Ordinary Shares of a nominal or par value of US$0.0925 each, and 20,000,000 Class B Ordinary Shares of a nominal or par value of US$0.0925 each, to: US$58,000 divided into 500,000,000 Class A Ordinary Shares of a nominal or par value of US$0.0001 each and 80,000,000 Class B Ordinary Shares of a nominal or par value of

US$0.0001 each (the “2024 change in capital structure”). As a result of the 2024 Reverse Split, each eighteen pre-split Class A Ordinary Shares outstanding were automatically combined and converted to one issued and outstanding Class A Ordinary Share. No fractional Class A Ordinary Shares were issued to any shareholders in connection with the 2024 Reverse Split. Each shareholder was entitled to receive one Class A Ordinary Shares in lieu of the fractional share that would have resulted from the reverse stock split. The Depository Trust Company (the “DTC”) requested the Company’s transfer agent to issue 54,727 round-up Class A Ordinary Shares. As of May 1, 2024 (immediately prior to the effective date), there were 141,703,218 Class A Ordinary Shares outstanding, and the number of Class A Ordinary Shares outstanding after the 2024 Reverse Split is 7,927,132, taking into account of the effect of rounding fractional shares into whole shares. In addition, all Class A Ordinary Shares, options and any other Class A securities of the Company outstanding immediately prior to the 2024 Reverse Split was retroactively applied by dividing the number of ordinary shares into which the options and other securities are exercisable by 18 and multiplying the exercise price thereof by 18, as a result of the 2024 Reverse Split. All share and earnings per-share information have been retroactively adjusted to reflect the 2024 Reverse-Split. The Company had 500,000,000 authorized Class A Ordinary Shares, par value of $0.0001, of which 1,704,766 and 2,371,573 Class A Ordinary Shares were issued and outstanding as of December 31, 2022 and 2023, retrospectively and respectively. The Company had 80,000,000 authorized Class B Ordinary Shares, par value of $0.0001, of which 4,100,000 and 7,100,000 Class B Ordinary Shares were issued and outstanding as of December 31, 2022 and 2023, retrospectively and respectively.

On March 29, 2024, the company signed an office lease agreement with a lease term from May 1, 2024, to April 30, 2027, and an annual rent of 2.28 million.

On April 24, 2024, Bank of Kunlun Co., Ltd. Tuha Branch (the “Plaintiff”) submitted a civil complaint to the People's Court of Yizhou District, Hami City, Xinjiang Uygur Autonomous Region (the “Court"). The complaint requested: (1) Gan Su BHD to repay the principal and interest of the loan to the Plaintiff, (2) Gan Su BHD to pay the overdue interest to the Plaintiff; (3) Gan Su BHD to pay the attorney's fees to the Plaintiff; (4) Wang Ping, Beijing BHD, and Nanjing Recon to bear joint and several liabilities for the first four claims of the Plaintiff, (5) all costs of the case, including the acceptance fee, mailing fee, preservation fee, and preservation insurance fee, to be borne by the defendants. The Plaintiff also applied for pre-litigation property preservation. On April 24, 2024, the Court issued a ruling to seize and freeze the bank deposits of the respondents Gan Su BHD, Wang Ping, Beijing BHD, and Nanjing Recon, amounting to ¥848,935.63. On May 24, 2024, the Court made a first-instance judgment, ordering (1) Gan Su BHD to repay the Plaintiff the principal of the loan amounting to ¥818,730.95, (2) Gan Su BHD to pay the loan interest of ¥199.51 and the interest from April 1, 2024, until the actual repayment date (calculated based on the actual amount owed at an annual interest rate of 9%), (3) Gan Su BHD to bear the attorney's fees of ¥30,000, (4) Gan Su BHD to bear the preservation agency fee of ¥4,765, (5) Wang Ping, Beijing BHD and Nanjing Recon to bear joint and several liability guarantees for the above four judgment contents and the case acceptance fee.